Investment Risks	Feb. 02, 2026
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Limited Holdings Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Limited Holdings Risk. Although the Fund does not intend to concentrate in any particular industry, it will hold a limited number of securities. As a result, it may be more volatile and have a greater risk of loss than more broadly diversified funds.

FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and as a result will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time, the Fund anticipates that it may be subject to some or all of the sector-specific risks described below, and could be negatively impacted by market events or economic factors affecting such sectors.

FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Communications Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Communications Sector Risk. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other fierce competitive pressures, including pricing competition. They may also be adversely affected by research and development costs, substantial capital requirements, and increased governmental regulation.

FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Finance Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Finance Sector Risk: Companies in the finance sector may underperform the broader markets due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the sector. Companies operating in the finance sector are subject to extensive government regulation, which may limit their ability to leverage their capital. Interest rates and banking fees are also regulated by federal and state authorities. Profitability is largely dependent on the availability and cost of deposit funds, as impacted by statutory reserve requirements which can fluctuate significantly when interest rates change, or the sector faces increased competition from less regulated competitors. The sector is also affected by ongoing technology investments in and upgrades to legacy systems in order to meet regulatory reporting requirements.

FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Healthcare Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Healthcare Sector Risk: Companies’ profitability in the healthcare sector may be negatively impacted by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | New Sub-Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Sub-Adviser Risk. The Sub-Adviser is a recently formed entity and has no experience with managing an ETF, which may limit the Sub-Adviser’s effectiveness.
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Model’s implementation of the investment strategies for the Fund, subject to the oversight and monitoring of the Sub-Adviser.

FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Models and Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Models and Data Risk. The Fund’s portfolio holdings are fully dependent on proprietary models as well as information and data supplied by third parties (Models and Data). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete. Additionally, technology risk arises from the use of computer models and algorithms; any technical failures, coding errors, or cybersecurity breaches could disrupt the Fund’s trading activities, potentially leading to significant financial losses and compromised data integrity.

FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite efforts to address market disruptions. As a result, the risk environment remains elevated.

FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Limited Holdings Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Limited Holdings Risk. Although the Fund does not intend to concentrate in any particular industry, it will hold a limited number of securities. As a result, it may be more volatile and have a greater risk of loss than more broadly diversified funds.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and as a result will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time, the Fund anticipates that it may be subject to some or all of the sector-specific risks described below, and could be negatively impacted by market events or economic factors affecting such sectors.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Communications Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Communications Sector Risk. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other fierce competitive pressures, including pricing competition. They may also be adversely affected by research and development costs, substantial capital requirements, and increased governmental regulation.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Finance Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Finance Sector Risk: Companies in the finance sector may underperform the broader markets due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the sector. Companies operating in the finance sector are subject to extensive government regulation, which may limit their ability to leverage their capital. Interest rates and banking fees are also regulated by federal and state authorities. Profitability is largely dependent on the availability and cost of deposit funds, as impacted by statutory reserve requirements which can fluctuate significantly when interest rates change, or the sector faces increased competition from less regulated competitors. The sector is also affected by ongoing technology investments in and upgrades to legacy systems in order to meet regulatory reporting requirements.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Healthcare Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Healthcare Sector Risk: Companies’ profitability in the healthcare sector may be negatively impacted by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | New Sub-Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Sub-Adviser Risk. The Sub-Adviser is a recently formed entity and has no experience with managing an ETF, which may limit the Sub-Adviser’s effectiveness.
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Model’s implementation of the investment strategies for the Fund, subject to the oversight and monitoring of the Sub-Adviser.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Models and Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Models and Data Risk. The Fund’s portfolio holdings are fully dependent on proprietary models as well as information and data supplied by third parties (Models and Data). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete. Additionally, technology risk arises from the use of computer models and algorithms; any technical failures, coding errors, or cybersecurity breaches could disrupt the Fund’s trading activities, potentially leading to significant financial losses and compromised data integrity.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite efforts to address market disruptions. As a result, the risk environment remains elevated.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Dollar-Neutral Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Dollar-Neutral Strategy Risk. The Fund uses short positions in combination with long positions in a dollar-neutral strategy with the aim of profiting from the relative performance of assets, rather than from overall market movements. The Fund’s strategy may result in greater losses or lower positive returns than if the Fund held only long positions, and the Fund’s short positions could result in unlimited losses. Due to limited availability of shorts or other market factors, the Fund may be unable to match its long and short positions expressed in dollars for a period of time. The overall performance of the Fund depends on the net performance of its long and short positions, and it is possible for the Fund to experience a net loss across all positions. It is also possible that the Fund’s long positions will decline in value at the same time that securities underlying the Fund’s short positions increase in value, thereby increasing potential losses to the Fund.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Leverage risk refers to the potential for increased volatility and losses in a portfolio due to the use of short positions or other financial instruments that may magnify gains and losses beyond the initial investment. Leverage could possibly create increased volatility for the Fund. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sales Risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., short positions). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used. In addition, cash redemption costs could include brokerage costs or taxable gains or losses, which might not have otherwise been incurred if the redemption was fully in-kind.

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.